Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Loss from operations before taxation	$ (185,750)	$ (286,823)	$ (967,491)	$ (284,655)
Adjustments for non-cash items:
Add: Depreciation of plant and equipment	272	70,245	142,219	71,736
Depreciation of right-of-use assets	25,035	50,651	102,890	43,653
Right-of-use asset written off			161,274
Impairment of goodwill			49,564
Plant and equipment written off			235,202
Interest expense	5,019	8,749	9,626	5,620
Operating cash flows before changes in working capital	(155,424)	(157,178)	(266,716)	(163,646)
Cash flows from operating activities
Increase in accounts and other receivables	131	(38,807)	33,084	(137,063)
Increase in inventory	40,149	(70,536)	48,657	(94,425)
Increase in prepayments and other current assets	(39,026)	(10,665)	(89,210)	(84,717)
Increase in payables and other current liabilities	(67,542)	31,819	(60,507)	455,217
Net cash used in operating activities	(221,712)	(245,367)	(334,692)	(24,634)
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired				27,764
Purchase of plant and equipment		(6,177)	(11,173)	(4,200)
Cash used in investing activities		(6,177)	(11,173)	23,564
Cash flows from financing activities
Proceeds from issuance of shares			97,538
Payment to lease creditor			(14,193)
Changes in related party balances, net	223,618	443,915	174,434	(16,097)
Cash provided by financing activities	223,618	443,915	257,779	(16,097)
Net increase of cash and cash equivalents	1,906	192,371	(88,086)	(17,167)
Effect of foreign currency translation on cash and cash equivalents	(18,727)	4,973
Cash and cash equivalents-beginning	32,040	120,126	120,126	137,293
Cash and cash equivalents-end	15,219	317,470	32,040	120,126
Supplementary cash flow information:
Interest received	35	36	418	323
Interest paid	$ (5,019)	$ (8,749)